2026 Quarterly Report | March 31, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2026 (unaudited)
Balanced Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 48 .2%
Communication Services — 4.9%
Alphabet Inc - Class C ................. 50,166 14,390,619
Charter Communications Inc
(1)
........... 1,640 354,043
Comcast Corp ...................... 23,273 668,168
EverQuote Inc
(1)
..................... 21,880 337,390
IDT Corp .......................... 2,454 120,491
Meta Platforms Inc ................... 7,842 4,486,644
Netflix Inc
(1)
........................ 6,083 584,880
New York Times Co/The ................ 1,797 150,463
Omnicom Group Inc .................. 10,610 799,039
QuinStreet Inc
(1)
..................... 5,644 67,784
21,959,521
Consumer Discretionary — 2.8%
Abercrombie & Fitch Co
(1)
............... 561 51,259
Amazon.com Inc
(1)
................... 12,189 2,538,603
American Public Education Inc
(1)
.......... 176 10,011
BorgWarner Inc ..................... 5,957 323,227
Boyd Gaming Corp ................... 21,574 1,772,951
Champion Homes Inc
(1)
................ 1,887 140,336
Deckers Outdoor Corp
(1)
................ 1,271 127,214
J Jill Inc .......................... 643 7,369
O'Reilly Automotive Inc
(1)
............... 3,611 333,331
Phinia Inc ......................... 7,297 499,407
Ralph Lauren Corp ................... 5,135 1,766,389
Strattec Security Corp
(1)
................ 351 27,497
Tapestry Inc ....................... 10,866 1,533,301
TJX Cos Inc/The ..................... 21,261 3,395,382
Visteon Corp ....................... 670 61,044
12,587,321
Consumer Staples — 0.6%
Cal-Maine Foods Inc .................. 4,440 351,426
Casey's General Stores Inc ............. 2,369 1,724,301
Dollar General Corp .................. 4,285 508,758
Target Corp ........................ 961 116,473
2,700,958
Energy — 2.6%
Cheniere Energy Inc .................. 3,920 1,112,339
Chevron Corp ...................... 16,189 3,349,504
ConocoPhillips ...................... 1,879 248,028
Devon Energy Corp ................... 17,988 905,156
Diamondback Energy Inc ............... 4,486 887,286
EOG Resources Inc ................... 4,877 705,068
Exxon Mobil Corp .................... 17,391 2,950,557
Ovintiv Inc ......................... 2,633 156,295
Phillips 66 ......................... 311 56,658
Targa Resources Corp ................. 399 100,041
TechnipFMC PLC .................... 15,523 1,073,105
Weatherford International PLC ........... 1,439 136,101
11,680,138
Financials — 7.3%
Allstate Corp/The .................... 9,838 2,039,811
Ally Financial Inc .................... 28,727 1,126,960
Ameriprise Financial Inc ............... 1,539 683,932
Arch Capital Group Ltd
(1)
............... 2,440 234,216
Bank of New York Mellon Corp/The ........ 33,572 3,982,646
Berkshire Hathaway Inc
(1)
.............. 16,192 7,759,206
Customers Bancorp Inc
(1)
............... 18,071 1,254,308
Encore Capital Group Inc
(1)
.............. 1,030 72,224
Essent Group Ltd .................... 645 37,694
First American Financial Corp ............ 2,758 166,280
Intercontinental Exchange Inc ............ 5,090 800,555
Jack Henry & Associates Inc ............ 21,392 3,380,792
Jackson Financial Inc ................. 4,793 506,716
Mastercard Inc ..................... 14,754 7,371,984
Morningstar Inc ..................... 8,248 1,394,324
PROG Holdings Inc ................... 1,589 45,588
State Street Corp .................... 7,002 886,173
Stewart Information Services Corp ........ 4,329 266,580
Synchrony Financial .................. 10,160 691,083
Westamerica BanCorp ................. 362 18,878
32,719,950
Health Care — 6.1%
AbbVie Inc ........................ 12,080 2,627,279
Amgen Inc ........................ 9,961 3,504,778
Bristol-Myers Squibb Co ............... 2,448 148,471
CareDx Inc
(1)
....................... 730 12,673
Cigna Group/The .................... 637 169,920
CVS Health Corp .................... 10,905 783,197
Elevance Health Inc .................. 3,078 901,084
Eli Lilly & Co ....................... 4,763 4,380,865
Gilead Sciences Inc .................. 23,504 3,275,752
HCA Healthcare Inc ................... 1,249 591,077
Johnson & Johnson .................. 22,107 5,403,835
McKesson Corp ..................... 1,297 1,122,372
Merck & Co Inc ..................... 13,519 1,626,201
Natera Inc
(1)
........................ 2,121 424,179
Regeneron Pharmaceuticals Inc .......... 847 654,426
UnitedHealth Group Inc ................ 1,848 500,050
Zoetis Inc ......................... 8,897 1,051,714
27,177,873
Industrials — 6.1%
AECOM ........................... 5,217 442,506
Allegion plc ........................ 7,815 1,135,441

2026 Quarterly Report | March 31, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2026 (unaudited)
Argan Inc ......................... 46 25,054
Blue Bird Corp
(1)
..................... 1,245 70,704
Caterpillar Inc ...................... 461 326,600
Comfort Systems USA Inc .............. 555 765,340
Delta Air Lines Inc ................... 23,952 1,592,329
EMCOR Group Inc .................... 31 22,888
Equifax Inc ........................ 2,077 374,005
FedEx Corp ........................ 6,646 2,367,172
GE Vernova Inc ..................... 2,566 2,239,861
Generac Holdings Inc
(1)
................ 586 114,463
General Dynamics Corp ................ 18,474 6,340,646
Graco Inc ......................... 1,861 157,534
Huntington Ingalls Industries Inc .......... 1,095 415,991
IDEX Corp ......................... 2,437 461,933
Johnson Controls International plc ......... 6,293 824,068
Lincoln Electric Holdings Inc ............. 756 188,305
Lockheed Martin Corp ................. 1,074 649,115
Mueller Industries Inc ................. 5,049 559,429
Northrop Grumman Corp ............... 2,282 1,556,872
Rockwell Automation Inc ............... 4,780 1,715,446
Sensata Technologies Holding PLC ........ 350 12,327
Southwest Airlines Co ................. 8,301 311,869
Trane Technologies PLC ................ 4,833 2,014,104
TUTOR PERINI CORP .................. 776 59,899
United Airlines Holdings Inc
(1)
............ 18,651 1,717,198
United Parcel Service Inc ............... 1,514 148,947
V2X, Inc.
(1)
......................... 4,194 287,289
Valmont Industries Inc ................. 435 173,813
27,071,148
Information Technology — 16.8%
Amkor Technology Inc ................. 4,184 188,406
Amphenol Corp ..................... 8,970 1,133,359
Analog Devices Inc ................... 4,903 1,559,840
Apple Inc ......................... 67,051 17,016,873
Applied Materials Inc ................. 6,328 2,162,847
Avnet Inc ......................... 6,143 378,532
Broadcom Inc ...................... 12,430 3,847,209
Calix Inc
(1)
......................... 4,510 220,945
Ciena Corp.
(1)
....................... 332 128,892
Cisco Systems Inc ................... 25,354 1,967,217
Clear Secure Inc .................... 1,923 93,092
Corning Inc ........................ 8,260 1,123,112
Dropbox Inc
(1)
...................... 6,008 136,502
Everpure Inc
(1)
...................... 3,008 177,592
Hut 8 Corp
(1)
....................... 9,712 455,590
International Business Machines Corp ...... 279 67,627
Lam Research Corp .................. 7,024 1,500,748
Micron Technology Inc ................ 5,460 1,844,606
Microsoft Corp ...................... 36,992 13,693,329
Mitek Systems Inc
(1)
.................. 1,071 14,459
MongoDB Inc
(1)
..................... 114 27,904
Motorola Solutions Inc ................. 3,035 1,317,099
NetScout Systems Inc
(1)
................ 967 30,741
NVIDIA Corp ....................... 94,957 16,560,501
Oracle Corp ........................ 7,163 1,053,749
Photronics Inc
(1)
..................... 23,136 934,926
QUALCOMM Inc ..................... 4,435 571,139
Sandisk Corp/DE
(1)
................... 117 74,335
SCANSOURCE INC
(1)
.................. 8,952 324,958
Skyworks Solutions Inc ................ 11,650 623,857
TD SYNNEX Corp .................... 8,346 1,408,054
Teradata Corp
(1)
..................... 4,640 118,923
Teradyne Inc ....................... 54 16,009
Texas Instruments Inc ................. 12,663 2,458,395
TTM Technologies Inc
(1)
................ 1,669 162,594
Ubiquiti Inc ........................ 673 531,865
Viasat Inc
(1)
........................ 6,062 277,640
Vistance Networks ................... 1,217 22,149
Western Digital Corp .................. 2,664 720,585
74,946,200
Materials — 0.9%
Anglogold Ashanti Plc ................. 3,822 372,110
Coeur Mining Inc
(1)
................... 9,298 174,524
CRH PLC .......................... 1,962 206,246
Freeport-McMoRan Inc ................ 11,767 691,664
Kaiser Aluminum Corp ................. 536 64,593
Newmont Corp ..................... 16,353 1,770,212
Southern Copper Corp ................. 1,348 231,937
SSR Mining Inc
(1)
.................... 9,843 289,384
3,800,670
Utilities — 0.1%
Edison International .................. 626 45,811
Eversource Energy ................... 4,227 292,847
ONE Gas Inc ....................... 271 23,341
361,999
Total Common Stocks (United States)
(Cost $ 161,464,617 ) ................ 215,005,778
Registered Investment Companies — 26 .3%
U.S. Fixed Income — 26.0%
Baird Core Plus Bond Fund - Class I ....... 2,542,026 25,903,249
Dodge & Cox Income Fund - Class I ........ 1,084,308 13,792,402
Fidelity Advisor Capital & Income Fund - Class Z 1,684,986 19,764,883
Fidelity Total Bond Fund - Class Z ......... 2,708,565 25,893,884
Frost Total Return Bond Fund - Class I ...... 276,828 2,652,010
iShares 20+ Year Treasury Bond ETF
(2)
...... 141,623 12,277,298
iShares 7-10 Year Treasury Bond ETF
(2)
..... 27,853 2,658,290
State Street SPDR Bloomberg High Yield Bond
ETF
(2)
.......................... 136,519 13,067,599
116,009,615

2026 Quarterly Report | March 31, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2026 (unaudited)
International Fixed Income — 0.3%
Eaton Vance Emerging Markets Debt
Opportunities Fund - Class R6 .......... 166,033 1,371,430
1,371,430
Total Registered Investment Companies
(Cost $ 114,996,625 ) ................ 117,381,045
Money Market Registered Investment Companies — 23 .3%
Meeder Government Money Market Fund ,
3.56%
(3)
........................ 104,267,536 104,267,536
Total Money Market Registered Investment
Companies
(Cost $ 104,267,536 ) ................ 104,267,536
Total Investments — 97 .8%
(Cost $ 380,728,778 ) ................ 436,654,359
Other Assets less Liabilities — 2 .2% ....... 9,746,685
Total Net Assets — 100 .0% ............. 446,401,044
Trustee Deferred Compensation
(4)
Meeder Balanced Fund - Retail Class ....... 4,760 64,027
Meeder Conservative Allocation Fund - Retail
Class .......................... 1,301 31,164
Meeder Dynamic Allocation Fund - Retail Class 12,832 186,199
Meeder Muirfield Fund - Retail Class ....... 10,033 99,125
Total Trustee Deferred Compensation
(Cost $ 323,226 ) ................... 380,515
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
June 2026 ........ 259 6/18/26 37,569,245 (569,849)
Mini MSCI Emg Mkt
Futures - June 2026 . 141 6/18/26 10,254,930 (384,806)
Russell 2000 Futures Mini
June 2026 ........ 56 6/18/26 7,034,160 (19,392)
S&P 500 Mini Futures
June 2026 ........ (88) 6/18/26 (28,911,300) (53,608)
S&P Mid Cap Futures
EMini June 2026 ... (7) 6/18/26 (2,377,550) (45,112)
Total Futures Contracts . 361 23,569,485 (1,072,767)
(1) Represents non-income producing securities.
(2) Exchange-traded fund.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2026.
(4) Assets of affiliates to the Balanced Fund held for the benefit of the Fund’s
Trustees in connection with the Trustee Deferred Compensation Plan.